ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED FEBRUARY 3, 2009,

               TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008, AS SUPPLEMENTED ON JUNE 17, 2008, SEPTEMBER 15, 2008, NOVEMBER 17,
                  2008, DECEMBER 19, 2008, AND JANUARY 9, 2009;

                                       AND

             TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1,
       2008, AS SUPPLEMENTED ON SEPTEMBER 15, 2008, NOVEMBER 17, 2008, AND
                               DECEMBER 19, 2008.

   THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED TO THE PROSPECTUS AND SAI, AND RETAINED FOR FUTURE REFERENCE.

PROSPECTUS

The first two paragraphs in the subsection "AZL Van Kampen Equity and Income Fund" under the caption "Fund Management - The Portfolio Managers of the Funds" on page 159 of the Prospectus are hereby deleted in their entirety and replaced with the following:

     The Fund is managed by members of the Subadviser's Equity Income and Taxable Fixed Income teams. The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Thomas B. Bastian, Mary Jayne Maly, and Sanjay Verma, each a Managing Director of the Subadviser, and James O. Roeder, Mark J. Laskin, and Sergio Marcheli, each an Executive Director of the Subadviser.

     Mr. Bastian is the lead portfolio manager of the Fund. Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Fund. Mr. Verma is responsible for the management of the fixed income holdings in the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

The first two paragraphs in the subsection "AZL Van Kampen Growth and Income Fund" under the caption "Fund Management - The Portfolio Managers of the Funds" on page 159 of the Prospectus are hereby deleted in their entirety and replaced with the following:

     The Fund is managed by members of the Subadviser's Equity Income team. The Equity Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Subadviser, and James O. Roeder, Mark
     J. Laskin, and Sergio Marcheli, each an Executive Director of the
     Subadviser.

     Mr. Bastian is the lead portfolio manager of the Fund. Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

The bullet points in the subsection "The Van Kampen Portfolio Managers" under the caption "Fund Management - The Portfolio Managers of the Funds" on pages 160-161of the Prospectus concerning James Gilligan, Gerhardt Herbert, and Steven Kreider are hereby deleted in their entirety and the following two new bullet points are added:

   o Ms. Maly has been associated with the Subadviser in an investment management capacity since 2003 and has been managing the AZL Van Kampen Equity and Income Fund and the AZL Van Kampen Growth and Income Fund since July 2008.

   o Mr. Verma has been associated with the Subadviser in an investment management capacity since April 2008 and has been managing the AZL Van Kampen Equity and Income Fund since December 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.

                                  Page 1 of 2                   AZLPRO-007-0508

STATEMENT OF ADDITIONAL INFORMATION

The information concerning the AZL Van Kampen Equity and Income Fund and the AZL Growth and Income Fund in the table under "Management of the Trust - Other Managed Accounts" on pages 73-74 of the SAI is hereby deleted in its entirety and replaced with the following:

-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
                                                                  REGISTERED         OTHER POOLED      OTHER ACCOUNTS/
                                                              INVESTMENT COMPANY      INVESTMENT         ASSETS UNDER

                FUND                                               ACCOUNTS/          VEHICLES/           MANAGEMENT
                                         PORTFOLIO MANAGER       ASSETS UNDER        ASSETS UNDER

                                                                  MANAGEMENT          MANAGEMENT

-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
-------------------------------------- ---------------------- -------------------- ----------------- ---------------------
VK Growth & Income Fund and            Mary Jayne Maly        13 / $22.7 billion*      0 / $0*        11 / $2.3 billion*


VK Equity & Income Fund

                                       ---------------------- -------------------- ----------------- ---------------------
                                       ---------------------- -------------------- ----------------- ---------------------
                                       James Roeder           19 / $38.1 billion        0 / $0         3 / $677 million




                                       ---------------------- -------------------- ----------------- ---------------------
                                       ---------------------- -------------------- ----------------- ---------------------
                                                              19 / $38.1 billion        0 / $0         3 / $677 million

                                       Mark Laskin

                                       ---------------------- -------------------- ----------------- ---------------------
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Thomas Bastian         19 / $38.1 billion        0 / $0         3 / $677 million




                                       ---------------------- -------------------- ----------------- ---------------------
                                       ---------------------- -------------------- ----------------- ---------------------
                                       Sergio Marcheli        19 / $38.1 billion        0 / $0         3 / $677 million




-------------------------------------- ---------------------- -------------------- ----------------- ---------------------

* Information regarding Ms. Maly is as of October 31, 2008; all other information is as of December 31, 2007.




                                  Page 2 of 2                   AZLPRO-007-0508